CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 4,875	$ 5,031
Restricted cash	898	772
Trade receivables, net	416	399
Financing receivables, net	19,428	19,167
Inventories, net	7,082	6,726
Property, plant and equipment, net	5,269	5,901
Investments in unconsolidated subsidiaries and affiliates	631	526
Equipment under operating leases	1,857	1,774
Goodwill	2,538	2,453
Other intangible assets, net	806	788
Deferred tax assets	1,134	591
Derivative assets	73	98
Other assets	2,345	1,874
Total Assets	47,352	46,100
LIABILITIES AND EQUITY
Debt	24,854	24,445
Trade payables	5,632	5,889
Deferred tax liabilities	172	114
Pension, postretirement and other postemployment benefits	1,578	1,488
Derivative liabilities	121	108
Other liabilities	8,839	8,958
Total Liabilities	41,196	41,002
Redeemable noncontrolling interest	35	30
Common shares, € 0.01, par value; outstanding 1,350,132,117 common shares and 387,951,166 loyalty program special voting shares in 2019; and outstanding 1,353,831,958 common shares and 388,725,624 loyalty program special voting shares in 2018	25	25
Treasury stock, at cost - 14,268,079 shares in 2019 and 10,568,238 shares in 2018	(154)	(128)
Additional paid in capital	4,404	4,409
Retained earnings	3,808	2,596
Accumulated other comprehensive loss	(2,002)	(1,859)
Noncontrolling interests	40	25
Total Equity	6,121	5,068
Total Liabilities and Equity	47,352	46,100
Variable Interest Entity, Primary Beneficiary
ASSETS
Restricted cash	739	732
Financing receivables, net	9,026	9,732
Total Assets	9,765	10,464
LIABILITIES AND EQUITY
Debt	9,011	9,692
Total Liabilities	$ 9,011	$ 9,692